Shareholder Fees	Jan. 03, 2022
First Trust Municipal CEF Income Opportunity ETF | First Trust Municipal CEF Income Opportunity ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none